Goodwill And Intangible Assets - Summary of Key Assumptions Used (Details)	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Key Assumptions Used [Line Items]
Discount rate	14.00%	13.00%
Bottom of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	7.00%	7.00%
Operating margins	19.00%	19.00%
Top of Range
Disclosure Of Key Assumptions Used [Line Items]
Long term growth rate	10.00%	10.00%
Operating margins	21.00%	21.00%